Significant Accounting policies	12 Months Ended
Dec. 31, 2012
Significant Accounting policies [Abstract]
Significant Accounting policies

2.            Significant Accounting policies:

a)         Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"), which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above. All intercompany balances and transactions have been eliminated in consolidation.

Star Bulk as the holding company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification ("ASC) 810 "Consolidation", (formely Accounting Research Bulletin ("ARB") No.51) a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, and the right to receive residual returns and make financial and operating decisions. Star Bulk consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.

Variable interest entities ("VIE") are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2011 and 2012, no such interestexisted.

b)         Use of estimates: The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c)          Comprehensive income/ (loss):  In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income. The Company has no such transactions which affect comprehensive loss and, accordingly, comprehensive loss equals net loss for all periods presented.

d)         Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade accounts receivable and derivative contracts (bunker derivatives and freight derivatives). The Company's policy is to place cash, cash equivalents, and restricted cash with financial institutions evaluated as being creditworthy and are exposed to minimal interest rates and credit risks. The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, a) in over-the-counter transactions, the Company limits its exposure by diversifying among counter parties with high credit ratings, and b) all of the Company's freight derivatives are cleared through London Clearing House (LCH).

e)         Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. On the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are included in Interest and other income in the accompanying consolidated statements of operations.

f)          Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

g)         Restricted cash: With restricted cash, it is required that minimum cash deposits or cash collateral deposits are maintained with certain banks under the Company's borrowing arrangements. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

h)         Trade accounts receivable, net: The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter net of any provision for doubtful debts. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

i)           Inventories: Inventories consist of consumable lubricants and bunkers, which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.

j)           Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditure when it does not extend the useful life of the vessel is charged to expense as incurred.

The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton).  Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

k)         Advances for vessels under construction: Advances made to shipyards during construction periods are classified as "Advances for vessels under construction" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels and other fixed assets, net". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessel. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost.

l)           Fair value of above/below market acquired time charter:  The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The value of above or below market acquired time charters is determined by comparing existing charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels are delivered.  Such intangible assets or liabilities are recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

m)       Impairment of long-lived assets: The Company follows guidance related to Impairment or Disposal of Long-lived Assets which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value. In this respect, management regularly reviews the carrying amount of the vessels on vessel by vessel basis when events and circumstances indicate that the carrying amount of the vessels might not be recoverable.

On December 31, 2011 and September 30, 2012, the Company performed impairment tests of the Company's vessels due to the global economic downturn and the prevailing conditions in the shipping industry. The Company compared undiscounted cash flows to the carrying values for the Company's vessels to determine if the assets were impaired. In developing its estimates of future undiscounted cash flows, the Company makes assumptions and estimates about vessels' future performance, with the significant assumptions relating to charter rates, ship operating expenses, vessels' residual value, fleet utilization and the estimated remaining useful lives of the vessels. These assumptions are based on current market conditions, and use historical trends as future expectations. The projected net operating cash flows were determined by considering the charter revenues from existing time charters for the fixed vessel days and an estimated daily time charter equivalent for the unfixed days over the estimated remaining economic life of each vessel, net of brokerage commission expected outflows for scheduled vessels' maintenance (dry-docking and special surveys) and vessels' operating expenses. Estimates of revenue are based on the current FFA rates for as long as they are available, and historical average rates of similar size vessels for the period thereafter. As a result of this analysis, we determined that the carrying amount of Star Sigma and Star Ypsilon was not recoverable as of December 31, 2011, and an impairment loss of $62.0 million was recognized. This analysis, for each of our vessels as of September 30, 2012, indicated that the carrying amount of the entire supramax fleet and Star Sigma was not recoverable and after comparing the vessel's fair values to their carrying values, an impairment loss amounting to $303.2 million was recognized (see Note 5 and 18).

n)         Vessels held for sale: It is the Company's policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies a vessel as being held for sale when all of the following criteria are met: management has committed to a plan to sell this vessel; the vessel is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under "Vessel impairment loss" in accompanying consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale.

o)         Financing costs: Fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining new loans or for refinancing existing loans, are recorded as deferred charges. Deferred charges are expensed as interest and finance costs using the effective interest rate method over the duration of the respective loan facility. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

p)         Pension and retirement benefit obligations—crew: The ship-owning subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to eight months) and, accordingly, are not liable for any pension or post-retirement benefits.

q)         Pension and retirement benefit obligations—administrative personnel: Administrative employees are covered by state-sponsored pension funds. Both employees and the Company are required to contribute a portion of the employees' gross salary to the fund.  The related expense is recorded under "General and administrative expenses" in the accompanying consolidated statements of operations. Upon retirement, the state-sponsored pension funds are responsible for paying the employees' retirement benefits without recourse to the Company.

r)          Stock incentive plan awards:  Share-based compensation represents vested and non-vested shares granted to employees and to directors for their services, and is included in "General and administrative expenses" in the consolidated statements of operations. These shares are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. Guidance related to Stock Compensation describes two generally accepted methods of recognizing expense for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the ''accelerated method'', which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the ''straight-line method'' which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.  The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated method.

s)          Dry-docking and special survey expenses:  Dry-docking and special survey expenses are expensed when incurred.

t)          Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charterhire of its vessels under two types of charters; under time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate, and under voyage charter agreements, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate. Under time charters, voyage costs, such as fuel and port charges, are borne and paid by the charterer. The Company's time charters agreements are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, the charter rate is fixed and determinable, the vessel is made available to the lessee, and a collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance related to Leases.

Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate.  Revenue from voyage charter agreements is recognized on a pro-rata basis over the duration of the voyage. Under voyage charter agreements, all voyage costs are borne and paid by the Company. Demurrage income, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when arrangement exists, services have been performed, the amount is fixed or determinable and collection is reasonably assured. Deferred revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining (if any) as long term liability.

Vessel operating expenses include crew wages and related costs, the cost of insurance and vessel registry, expenses relating to repairs and maintenance, the costs of spares and consumable stores, tonnage taxes, regulatory fees, technical management fees and other miscellaneous expenses. Furthermore, payments in advance for services are recorded as prepaid expenses.

Voyage expenses consist of bunker consumption, port expenses and agency fees related to the voyage. In addition, voyage expenses include expenses related to the charter-in of vessels owned by third parties, whenever this is required. Such expenses are recognized on a pro-rata basis over the duration of the voyage.

Brokerage commissions are paid by the Company. Brokerage commissions are recognized over the related charter period and included in voyage expenses. Voyage expenses and vessel operating expenses are expensed as incurred.

u)         Fair value measurements: The Company follows the provisions ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 18).

v)         Earnings/ (loss) per common share: Earnings or loss per share are computed in accordance with guidance related to Earnings per Share. Basic earnings or loss per share are calculated by dividing net income or loss available to common shareholders by the basic weighted average number of common shares outstanding during the period. Diluted income per share reflects the potential dilution assuming common shares were issued for the exercise of outstanding in-the-money warrants and non-vested shares and, assuming the hypothetical proceeds, including proceeds from warrant exercise and average unrecognized stock-based compensation cost thereof, were used to purchase common shares at the average market price during the period such warrants and non-vested shares were outstanding (Note 11).

w)       Segment reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the Chief Operating Officer who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

x)         Recent accounting pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period.